Capital management	9 Months Ended
Sep. 30, 2020
Capital management
Capital management

20.Capital management

The Company’s policy is to maintain a strong capital base so as to safeguard the Company’s ability to maintain its business and sustain future development of the business. The capital structure of the Company consists of equity. There were no changes in the Company’s approach to capital management during the nine months ended September 30, 2020. The Company is not subject to any externally imposed capital requirements.